NOTE 24 - Financial Income	12 Months Ended
Dec. 31, 2025
Notes
NOTE 24 - Financial Income:	NOTE 24 - Financial Income:
	For the year ended December 31,
	2025	2024
Interest on cash and cash equivalents	54	-
Total	54	-